RELATED PARTY TRANSACTIONS, Due from Related Parties (Details)		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 NZD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Amount due from Related Parties - Current [Abstract]
Amounts due from related parties before provision for receivable		$ 1,399,545		$ 1,342,190
Less: provision for receivable from a related party	[1]	(166,911)		(241,046)
Amounts due from related parties, net		1,232,634		1,101,144
Accounts receivable relating to the sale of industrial equipment	[2]	348,773		805,382
Amount due from Related Parties, Noncurrent [Abstract]
Amounts due from related parties before provision for receivable		4,834,973		0
Less: provision for receivable from a related party		0		0
Amounts due from related parties -noncurrent		$ 4,834,973		0
5 - Year Loan [Member]
Amount due from Related Parties, Noncurrent [Abstract]
Loan term (in years)		5 years
Aggregate principal amount		$ 4,787,300	$ 7,000,000
Bearing interest rate		2.50%	2.50%
Maturity period		Aug. 31, 2026
Hangzhou Hezhe [Member]
Amount due from Related Parties - Current [Abstract]
Amounts due from related parties before provision for receivable	[3]	$ 817,640		0
Zhejiang Zhongchai [Member]
Amount due from Related Parties - Current [Abstract]
Amounts due from related parties before provision for receivable	[1]	412,797		464,066
Accounts receivable relating to the sale of industrial equipment		340,770
Advances to related party		72,027
Shanghai Hengyu [Member]
Amount due from Related Parties - Current [Abstract]
Amounts due from related parties before provision for receivable		2,197		0
Jiangsu Rongyuan [Member]
Amount due from Related Parties - Current [Abstract]
Amounts due from related parties before provision for receivable	[4]	166,911		241,046
Provision for receivable from advances to related party		0		227,807	$ 206,187
Reversal of provision for receivable from related party		78,931
Devirra Group [Member]
Amount due from Related Parties - Current [Abstract]
Amounts due from related parties before provision for receivable	[5]	0		637,078
Proceeds from related party current		210,297
Forgiven related party due		426,781
Bendon Limited [Member]
Amount due from Related Parties, Noncurrent [Abstract]
Amounts due from related parties before provision for receivable	[6]	$ 4,834,973		$ 0

[1]	The balances mainly represent accounts receivable relating to the sale of industrial equipment of $340,770 and advances to Zhejiang Zhongchai for daily operational purposes of $72,027 as of December 31, 2021.
[2]	In 2021, the Company entered into an agreement with Fujian Xinlongma Automobile Co., Ltd.(“Xinlongma”) pursuant to which the Company agreed to provide spare-parts to Xinlongma and Xinlongma would develop electric vehicles. The Company intends to use the receivable in the amount of $301,486 to settle amounts payable to Xinlongma for the Company’s purchase of electric vehicles in the future.
[3]	The balance mainly represents the prepayment for raw material to the related party.
[4]	The balances mainly represent advances to related parties for daily operational purposes. The business conditions of Jiangsu Rongyuan deteriorated and, as a result, the Company recognized provision for receivables of nil, $227,807 and $206,187 for the years ended December 31, 2021, 2020 and 2019, respectively. For the year ended December 31, 2020, the Company wrote off the balance of provision that it recognized in 2019. The Company reversed the provision of $78,931 for the year ended December 31, 2021 due to the repayment from the related party.
[5]	The balance represented the advances to related parties for daily operational purposes, which was due on demand. For the year ended December 31, 2021, $210,297 was collected and remaining $426,781 was forgiven.
[6]	The balance represents a 5-year loan in the aggregate principal amount of $4,787,300 (New Zealand Dollar 7,000,000) to the related party, bearing interest of 2.5% annually and maturing in August 2026.